Insurance contracts and private pension	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Insurance contracts and private pension
Note 27 – Insurance contracts and private pension

ITAÚ UNIBANCO HOLDING, through its subsidiaries, offers to the market insurance and private pension products, with the purpose of assuming risks and restoring the economic balance of the insured’s assets. Products are offered through insurance brokers (independent and captive brokers), Itaú Unibanco’s electronic channels and branches, in compliance with the regulatory requirements, of the National Council of Private Insurance – CNSP and the Superintendence of Private Insurance - SUSEP.

I – Insurance

A contract entered into by the parties to protect the customer’s assets, upon payment of a premium, by means of replacement or pre-established financial compensation, against damage their property or their person. As backing, ITAÚ UNIBANCO HOLDING insurance companies set up technical reserves, through specialized areas within the conglomerate, with the objective of indemnifying policyholders’ losses in the event of claims of insured risks.

The insurance risks sold by ITAÚ UNIBANCO HOLDING’s insurance companies are divided into property and casualty insurance, covering loss, damage or liabilities for assets or persons, and life insurance that includes coverage for death and personal accidents.

II – Private pension

Designed to ensure the maintenance of the quality of life of participants, as a supplement to the government plans, through long term investments, private pension products are divided into three major groups:

•
PGBL – Free Benefit Generating Plan:
The main objective of this plan is the accumulation of financial resources, but it can be purchased with additional risk coverage. Recommended for customers that file the full version of the income tax return, because they can deduct contributions paid for tax purposes up to 12% of their annual taxable gross income;

•	VGBL - Free Benefit Generating Life Plan: This is insurance structured as a pension plan. Its taxation differs from the PGBL; in this case, the tax basis is the earned income; and

•
FGB – Benefit Generating Fund:
This is a pension plan with minimum income guarantee, and possibility of receiving earnings from asset performance. Although there are plans still in existence, they are no longer sold.

III – Technical provision for insurance and private pensions

The technical provisions for insurance and private pensions are recognized according to the technical notes approved by SUSEP and criteria established by current legislation, as follows:

•
Provision for unearned premiums (PPNG) –
this provision is recognized, based on insurance premiums, to cover amounts payable for future claims and expenses. In the calculation, the term to maturity of risks assumed and issued and risks in effect but not issued (PPNG-RVNE) in the policies or endorsements of contracts in force is taken pro rata on a daily basis;

•
Provision for unsettled claims (PSL) –
this provision is recognized to cover expected amounts for reported and unpaid claims, including administrative and judicial claims. It includes amounts related to indemnities, reserve funds and past-due income, all gross of reinsurance operations and net of coinsurance operations, when applicable. When necessary, it must cover adjustments for IBNER (claims incurred but not sufficiently reported) for the total of claims reported but not yet paid, a total which may change during the process up to final settlement;

•
Provision for claims incurred and not reported (IBNR) -
this provision is recognized for the coverage of expected amount for settlement of claims incurred but not reported up to the calculation base date, including administrative and judicial claims. It includes amounts related to indemnities, reserve funds and income, all gross of reinsurance operations and net of coinsurance operations;

•
Mathematical provisions for benefits to be granted (PMBAC) -
recognized for the coverage of commitments assumed to participants or policyholders, based on the provisions of the contract, while the event that gives rise to the benefit and/or indemnity has not occurred;

•
Mathematical provisions for benefits granted (PMBC) -
recognized for the coverage of commitments to payment of indemnities and/or benefits to participants or insured parties, based on the provisions of the contract, after the event has occurred;

•
Provision for financial surplus (PEF) -
it is recognized to guarantee amounts intended for the distribution of financial surplus, if provided for in the contract. Corresponds to the financial income exceeding the minimum return guaranteed in the product;

•	Supplemental Coverage Reserve (PCC) - recognized when technical reserves are found to be insufficient, as shown by the Liability Adequacy Test, provided for in the regulations;

•
Provision for redemptions and other amounts to be regularized (PVR) -
this provision is recognized for the coverage of amounts related to redemptions to be regularized, returned premiums or funds, transfers requested but, for any reason, not yet transferred to the recipient insurance company or open private pension entity, and where premiums have been received but not quoted;

•	Provision for related expenses (PDR) - recognized for the coverage of expected amounts related to expenses on benefits and indemnities, due to events which have occurred or will occur.

IV - Main information related to Insurance and Private Pension operations

a) Indexes

	Sales ratio %				Loss ratio %
Main Insurance Lines	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Group Accident Insurance	33.8	35.1	34.3	11.3	6.8	9.4
Individual Accident Insurance	18.8	18.8	14.1	29.4	24.1	20.8
Credit Life Insurance	24.2	23.7	20.4	22.3	18.0	18.3
Random Events	23.5	23.5	20.3	34.3	26.3	17.1
Multiple Peril	44.4	46.4	48.1	52.9	60.2	53.3
Mortagage Insurance in Market Policies – Credit Life Insurance	20.4	20.0	20.4	18.5	17.3	15.3
Group Life	24.0	23.2	15.1	41.0	34.4	33.2

b) Revenues from insurance premiuns and private pension

	Premiums and contributions
Main lines	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Group Accident Insurance	847	867	689
Individual Accident Insurance	187	222	280
Disability Savings Pension	258	269	291
PGBL	2,235	2,282	2,193
Credit Life Insurance	624	946	879
Random Events	195	227	235
Multiple Peril	370	290	209
Mortagage Insurance in Market Policies – Credit Life Insurance	339	324	288
Traditional	117	115	122
VGBL	8,022	12,335	17,154
Group Life	955	947	937
Other lines	655	800	820
Total	14,804	19,624	24,097

c) Technical provisions balances

	12/31/2020			12/31/2019
	Insurance	Private Pension	Total	Insurance	Private Pension	Total
Unearned premiums (PPNG)	2,298	12	2,310	2,343	13	2,356
Mathematical provisions for benefits to be granted (PMBAC) and granted benefits (PMBC)	17	215,216	215,233	204	212,274	212,478
Redemptions and Other Unsettled Amounts (PVR)	16	332	348	13	318	331
Financial surplus (PEF)	2	655	657	2	610	612
Unsettled claims (PSL)	515	68	583	571	47	618
Claims / events incurred but not reported (IBNR)	294	22	316	277	22	299
Related Expenses (PDR)	29	88	117	28	89	117
Other provisions	132	1,304	1,436	250	1,273	1,523
Total	3,303	217,697	221,000	3,688	214,646	218,334

Current	2,537	526	3,063	2,613	493	3,106
Non-current	766	217,171	217,937	1,075	214,153	215,228

d) Change in technical provisions

	12/31/2020			12/31/2019
	Insurance	Private pension	Total	Insurance	Private pension	Total
Opening balance - 01/01	3,688	214,646	218,334	3,809	197,378	201,187
(+) Additions arising from premiums / contributions	4,176	10,389	14,565	4,634	14,735	19,369
(-) Deferral due to elapsed risk	(4,221)	—	(4,221)	(4,216)	—	(4,216)
(-) Payment of claims / benefits	(1,263)	(364)	(1,627)	(1,349)	(566)	(1,915)
(+) Reported claims	1,322	—	1,322	1,465	—	1,465
(-) Redemptions	—	(15,431)	(15,431)	—	(15,623)	(15,623)
(+/-) Net Portability	—	563	563	—	1,754	1,754
(+) Adjustment of reserves and financial surplus	12	7,837	7,849	10	16,507	16,517
(+/-) Other (increase / reversal)	(190)	57	(133)	(665)	461	(204)
(+/-) Corporate Reorganization	(221)	—	(221)	—	—	—
Closing balance	3,303	217,697	221,000	3,688	214,646	218,334

Through actuarial models based mainly on the portfolio historical experience and on macroeconomic projections, ITAÚ UNIBANCO HOLDING establishes the assumptions that influence the assessment of technical provisions. The assumptions are reassessed annually by experts of the actuarial and risk area, and are subsequently submitted to the executive’s approval. The effects on assumptions are recognized in income for the period in which they occurred.

V - Deferred acquisition costs

They are recorded in assets and charges are shown in the table below:

	12/31/2020	12/31/2019
Opening Balance - 01/01	495	409
Increase	1,089	1,156
Amortization	(1,088)	(1,070)

Closing Balance	496	495

Balance to be amortized in up to 12 months	380	389
Balance to be amortized after 12 months	116	106

VI - Table of Claims Development

Provision for unsettled claims (PSL)	583
(-) IBNER	245
(-) Reinsurance	20
(-) Retrocession and other estimates	(19)
Liability claims presented in the claims development table (a + b)	337

The amount of obligations of the ITAÚ UNIBANCO HOLDING may change. The first part of the table shows how the final loss estimate changes through time. The second part of the table reconciles the amounts pending payment and the liability disclosed in the balance sheet.

a) Administratives claims - net of reinsurance

Occurrence date	12/31/2016	12/31/2017	12/31/2018	12/31/2019	12/31/2020	Total
At the end of reporting period	938	934	993	1,149	1,222
After 1 year	981	977	1,012	1,132
After 2 years	1,001	975	1,014
After 3 years	1,078	973
After 4 years	1,075
Current estimate	1,075	973	1,014	1,132	1,222
Accumulated payments through base date	1,058	960	1,000	1,117	1,122	5,257
Liabilities recognized in the balance sheet	17	13	14	15	100	159
Liabilities in relation to prior periods						26
Total administratives claims						185

b) Judicial claims - net of reinsurance

Occurrence date	12/31/2016	12/31/2017	12/31/2018	12/31/2019	12/31/2020	Total
At the end of reporting period	26	28	16	20	12
After 1 year	35	40	33	36
After 2 years	43	51	47
After 3 years	55	60
After 4 years	63
Current estimate	63	60	47	36	12
Accumulated payments through base date	52	50	35	25	4	166
Liabilities recognized in the balance sheet	11	10	12	11	8	52
Liabilities in relation to prior periods						100
Total judicial claims						152

The breakdown of the claims development table into administrative and judicial shows the reallocation of admininstrative claims up to a certain base date and that become judicial claims afterwards, which may give the wrong impression of need for adjusting the provisions in each breakdown.
VII - Liability Adequacy Test

ITAÚ UNIBANCO HOLDING tests for Liability Adequacy semiannually, by comparing the amount recognized for its technical reserves with the current estimate of cash flow of its future obligations. The estimate should include all cash flows related to the business, which is the minimum requirement for carrying out the adequacy test.

The Liability Adequacy Test did not indicate significant insufficiency in 2020, 2019 and 2018.

The assumptions used in the test are periodically reviewed and are based on best practices and an analysis of subsidiaries’ experience, thus representing the best estimates for cash flow projections.

Methodology and test grouping

Specifically for insurance products, cash flows were projected using the method known as the run-off triangle for quarterly frequency periods. For pension products, cash flows for the deferral and concession phases are tested separately.

The risk grouping criteria include groups subject to similar risks that are jointly managed as a single portfolio.

Demographic tables

Demographic tables are instruments to measure the demographic risk represented by the probability of death, survival or disability of a participant.

For death and survival estimates, the latest Brazilian Market Insurer Experience tables (BR-EMS) are used, adjusted according to Scale G life expectancy development, and the Álvaro Vindas table is used to estimate benefit requests for disability.

Risk-free interest rate

The relevant risk-free forward interest -rate structure (ETTJ) is an indicator of the pure time value of money used to price the set of projected cash flows.

The ETTJ was obtained from the curve of securities deemed to be credit risk free, available in the Brazilian financial market and determined by ITAÚ UNIBANCO HOLDING using its own method, plus a spread, which takes into account the impact of the market result of securities classified as Financial assets at amortized cost in the Guarantee assets portfolio.

Annuity conversion rate

The annuity conversion rate represents the expected conversion of balances accumulated by participants in retirement benefits. The decision by participants convert into an annuity is influenced by behavioral, economic and tax factors.

Other assumptions

Related expenses, cancellations and partial redemptions, future additions and contributions, are among the assumptions that affect the estimate of projected cash flows since they represent expenses and income arising from insurance agreements assumed.